Provision for Income Taxes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current income tax expense:
Current income tax expense	¥ 920,356	¥ 824,087	¥ 391,678
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(26,887)	(56,279)	160,008
Provision for income taxes	893,469	767,808	551,686
Parent Company And Domestic Subsidiaries
Current income tax expense:
Current income tax expense	552,122	634,458	178,662
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(77,653)	(122,898)	140,041
Foreign Subsidiaries
Current income tax expense:
Current income tax expense	368,234	189,629	213,016
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	¥ 50,766	¥ 66,619	¥ 19,967